OPERATING SEGMENTS (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Financial performance
Revenue (External)	R 5,269.0	R 4,185.0	R 2,762.1
Cash operating costs	(3,072.7)	(2,626.0)	(2,422.9)
Movement in gold in process and finished inventories - Gold Bullion	(25.6)	3.1	32.6
Operating profit	2,170.7	1,562.1	371.8
Retrenchment costs	0.0	0.0	(6.3)
Administration expenses and other costs	(64.0)	(309.9)	(90.9)
Interest income	109.1	63.1	16.9
Dividends received	76.1	4.3
Interest expense	(17.4)	(9.7)	(5.6)
Current tax	(423.7)	(263.2)	1.6
Working profit/(loss) before additions to property, plant and equipment	1,850.8	1,046.7	287.5
Additions to property, plant and equipment	(395.7)	(182.7)	(353.7)
Working profit/(loss) after additions to property, plant and equipment	1,455.1	864.0	(66.2)
Reconciliation of cost of sales to cash operating costs [abstract]
Cost of sales	(3,388.2)	(2,937.9)	(2,553.9)
Depreciation	252.5	270.8	169.1
Change in estimate of environmental rehabilitation	(12.4)	(21.9)	(60.0)
Movement in gold in process and finished inventories - gold Bullion	25.6	(3.1)	(32.6)
Ongoing rehabilitation expenditure	48.3	24.3	18.3
Care and maintainence	3.9	(11.1)	8.8
Other operating income/(costs)	(2.4)	30.7	27.4
Cash operating costs	(3,072.7)	(2,626.0)	(2,422.9)
Profit/(loss) for the year	1,439.9	635.0	78.5
Deferred tax	100.0	80.7	28.2
Net other operating (costs)/income	1.5	41.8	29.9
Ongoing rehabilitation expenditure	48.3	24.3	18.3
Discount recognised on Payments made under protest including subsequent unwinding	2.6	3.2	3.5
Unwinding of provision for environmental rehabilitation	44.7	52.0	66.3
Growth in environmental rehabilitation trust funds and reimbursive right	(26.2)	(38.5)	(38.4)
Other income	(0.1)	(0.7)	(7.9)
Change in estimate of environmental rehabilitation recognised in profit or loss	12.4	21.9	60.0
Depreciation	252.5	270.8	169.1
Working profit/(loss) before additions to property, plant and equipment	1,850.8	1,046.7	287.5
Statement of cash flows [abstract]
Cash inflows/(outflows) from operating activities	1,573.4	1,128.9	288.3
Cash inflows/(outflows) investing activities	(446.6)	(202.5)	(303.0)
Cash inflows/(outflows) financing activities	(653.5)	509.2	(7.9)
Ergo [member]
Financial performance
Revenue (External)			2,577.5
Cash operating costs			(2,311.1)
Movement in gold in process and finished inventories - Gold Bullion			16.4
Operating profit			282.8
Retrenchment costs			(1.6)
Administration expenses and other costs			(12.0)
Interest income			6.5
Interest expense			(2.4)
Current tax			1.6
Working profit/(loss) before additions to property, plant and equipment			274.9
Additions to property, plant and equipment			(22.8)
Working profit/(loss) after additions to property, plant and equipment			252.1
Reconciliation of cost of sales to cash operating costs [abstract]
Change in estimate of environmental rehabilitation			(58.6)
Ongoing rehabilitation expenditure			16.6
Cash operating costs			(2,311.1)
Profit/(loss) for the year			82.3
Deferred tax			16.2
Net other operating (costs)/income			40.2
Ongoing rehabilitation expenditure			16.6
Discount recognised on Payments made under protest including subsequent unwinding			3.5
Unwinding of provision for environmental rehabilitation			45.4
Growth in environmental rehabilitation trust funds and reimbursive right			(11.3)
Other income			(2.2)
Change in estimate of environmental rehabilitation recognised in profit or loss			58.6
Depreciation			142.8
Working profit/(loss) before additions to property, plant and equipment			274.9
Statement of cash flows [abstract]
Cash inflows/(outflows) from operating activities			221.7
Cash inflows/(outflows) investing activities			(39.4)
Cash inflows/(outflows) financing activities			(291.7)
FWGR [member]
Financial performance
Revenue (External)			184.6
Cash operating costs			(111.8)
Movement in gold in process and finished inventories - Gold Bullion			16.2
Operating profit			89.0
Retrenchment costs			(4.7)
Administration expenses and other costs			(2.3)
Interest income			0.0
Interest expense			0.0
Current tax			0.0
Working profit/(loss) before additions to property, plant and equipment			82.0
Additions to property, plant and equipment			(330.7)
Working profit/(loss) after additions to property, plant and equipment			(248.7)
Reconciliation of cost of sales to cash operating costs [abstract]
Change in estimate of environmental rehabilitation			0.0
Ongoing rehabilitation expenditure			1.7
Cash operating costs			(111.8)
Profit/(loss) for the year			28.7
Deferred tax			13.4
Net other operating (costs)/income			15.4
Ongoing rehabilitation expenditure			1.7
Discount recognised on Payments made under protest including subsequent unwinding			0.0
Unwinding of provision for environmental rehabilitation			19.6
Growth in environmental rehabilitation trust funds and reimbursive right			(22.5)
Other income			0.0
Change in estimate of environmental rehabilitation recognised in profit or loss			0.0
Depreciation			25.7
Working profit/(loss) before additions to property, plant and equipment			82.0
Statement of cash flows [abstract]
Cash inflows/(outflows) from operating activities			89.3
Cash inflows/(outflows) investing activities			(324.4)
Cash inflows/(outflows) financing activities			236.7
Operating Segments [Member] | Ergo [member]
Financial performance
Revenue (External)	3,943.0	3,064.3
Cash operating costs	(2,666.5)	(2,274.0)	(2,311.1)
Movement in gold in process and finished inventories - Gold Bullion	(31.9)	1.8
Operating profit	1,244.6	792.1
Administration expenses and other costs	15.0	(131.6)
Interest income	1.3	13.9
Dividends received	7.1	0.0
Interest expense	(4.2)	(5.2)
Current tax	(196.1)	(145.8)
Working profit/(loss) before additions to property, plant and equipment	1,067.7	523.4
Additions to property, plant and equipment	(250.9)	(114.4)
Working profit/(loss) after additions to property, plant and equipment	816.8	409.0
Reconciliation of cost of sales to cash operating costs [abstract]
Cost of sales	(2,871.0)	(2,453.4)	(2,414.7)
Depreciation	135.6	150.4	142.8
Change in estimate of environmental rehabilitation	(7.2)	(19.1)	(58.6)
Movement in gold in process and finished inventories - gold Bullion	31.9	(1.8)	(16.4)
Ongoing rehabilitation expenditure	46.6	22.3	16.6
Care and maintainence	0.0	0.0	0.0
Other operating income/(costs)	(2.4)	27.6	19.2
Cash operating costs	(2,666.5)	(2,274.0)	(2,311.1)
Profit/(loss) for the year	751.7	297.1
Deferred tax	66.6	(6.6)
Net other operating (costs)/income	45.4	51.5
Ongoing rehabilitation expenditure	46.6	22.3	16.6
Discount recognised on Payments made under protest including subsequent unwinding	2.6	3.2
Unwinding of provision for environmental rehabilitation	34.2	36.5
Growth in environmental rehabilitation trust funds and reimbursive right	(7.7)	(11.2)
Other income	(0.1)	(0.7)
Change in estimate of environmental rehabilitation recognised in profit or loss	7.2	19.1	58.6
Depreciation	135.6	150.4
Working profit/(loss) before additions to property, plant and equipment	1,067.7	523.4
Statement of cash flows [abstract]
Cash inflows/(outflows) from operating activities	842.2	546.1
Cash inflows/(outflows) investing activities	(290.8)	(135.7)
Cash inflows/(outflows) financing activities	(549.9)	(405.5)
Operating Segments [Member] | FWGR [member]
Financial performance
Revenue (External)	1,326.0	1,120.7
Cash operating costs	(406.2)	(352.0)	(111.8)
Movement in gold in process and finished inventories - Gold Bullion	6.3	1.3
Operating profit	926.1	770.0
Administration expenses and other costs	1.8	(20.7)
Interest income	0.1	2.9
Dividends received	0.0	0.0
Interest expense	(0.3)	0.0
Current tax	(227.6)	(117.4)
Working profit/(loss) before additions to property, plant and equipment	700.1	634.8
Additions to property, plant and equipment	(143.3)	(68.0)
Working profit/(loss) after additions to property, plant and equipment	556.8	566.8
Reconciliation of cost of sales to cash operating costs [abstract]
Cost of sales	(517.2)	(473.3)	(131.3)
Depreciation	115.6	119.6	25.7
Change in estimate of environmental rehabilitation	0.0	(2.1)	0.0
Movement in gold in process and finished inventories - gold Bullion	(6.3)	(1.3)	(16.2)
Ongoing rehabilitation expenditure	1.7	2.0	1.7
Care and maintainence	0.0	0.0	0.0
Other operating income/(costs)	0.0	3.1	8.3
Cash operating costs	(406.2)	(352.0)	(111.8)
Profit/(loss) for the year	528.8	424.9
Deferred tax	37.4	86.5
Net other operating (costs)/income	24.2	14.8
Ongoing rehabilitation expenditure	1.7	2.0	1.7
Discount recognised on Payments made under protest including subsequent unwinding	0.0	0.0
Unwinding of provision for environmental rehabilitation	9.5	14.3
Growth in environmental rehabilitation trust funds and reimbursive right	(17.1)	(25.2)
Other income	0.0	0.0
Change in estimate of environmental rehabilitation recognised in profit or loss	0.0	2.1	0.0
Depreciation	115.6	119.6
Working profit/(loss) before additions to property, plant and equipment	700.1	634.8
Statement of cash flows [abstract]
Cash inflows/(outflows) from operating activities	649.7	563.1
Cash inflows/(outflows) investing activities	(149.2)	(60.1)
Cash inflows/(outflows) financing activities	(501.4)	(500.8)
Other reconciling items [member]
Financial performance
Revenue (External)	0.0	0.0	0.0
Cash operating costs	0.0	0.0	0.0
Movement in gold in process and finished inventories - Gold Bullion	0.0	0.0	0.0
Operating profit	0.0	0.0	0.0
Retrenchment costs			0.0
Administration expenses and other costs	(80.8)	(157.6)	(76.6)
Interest income	107.7	46.3	10.4
Dividends received	69.0	4.3
Interest expense	(12.9)	(4.5)	(3.2)
Current tax	0.0	0.0	0.0
Working profit/(loss) before additions to property, plant and equipment	83.0	(111.5)	(69.4)
Additions to property, plant and equipment	(1.5)	(0.3)	(0.2)
Working profit/(loss) after additions to property, plant and equipment	81.5	(111.8)	(69.6)
Reconciliation of cost of sales to cash operating costs [abstract]
Cost of sales	0.0	(11.2)	(7.9)
Depreciation	1.3	0.8	0.6
Change in estimate of environmental rehabilitation	(5.2)	(0.7)	(1.4)
Movement in gold in process and finished inventories - gold Bullion	0.0	0.0	0.0
Ongoing rehabilitation expenditure	0.0	0.0	0.0
Care and maintainence	3.9	11.1	8.8
Other operating income/(costs)	0.0	0.0	(0.1)
Cash operating costs	0.0	0.0	0.0
Profit/(loss) for the year	159.4	(87.0)	(32.5)
Deferred tax	(4.0)	0.8	(1.4)
Net other operating (costs)/income	(68.1)	(24.5)	(25.7)
Ongoing rehabilitation expenditure	0.0	0.0	0.0
Discount recognised on Payments made under protest including subsequent unwinding	0.0	0.0	0.0
Unwinding of provision for environmental rehabilitation	1.0	1.2	1.3
Growth in environmental rehabilitation trust funds and reimbursive right	(1.4)	(2.1)	(4.6)
Other income	0.0	0.0	(5.7)
Change in estimate of environmental rehabilitation recognised in profit or loss	5.2	0.7	1.4
Depreciation	1.3	0.8	0.6
Working profit/(loss) before additions to property, plant and equipment	83.0	(111.5)	(69.4)
Statement of cash flows [abstract]
Cash inflows/(outflows) from operating activities	81.5	19.7	(22.7)
Cash inflows/(outflows) investing activities	(6.6)	(6.7)	60.8
Cash inflows/(outflows) financing activities	R 397.8	R 1,415.5	R 47.1